Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Comprehensive Income before Income Tax, Domestic and Foreign
The domestic and foreign components of comprehensive loss before income taxes were as follows:

	Years ended
	December 31, 2018 $	December 31, 2017 $
Domestic	(71,188)	(31,056)
Foreign	(9,016)	(3,686)
	(80,204)	(34,742)

Reconciliation of the Expected Provision for Income Tax Recovery/Expense to the Actual Provision for Income Tax Recovery/Expense
The reconciliation of the expected provision for income tax recovery/expense to the actual provision for income tax recovery/expense reported in the Consolidated Statements of Operations and Comprehensive Loss for the years ended December 31, 2018 and 2017 is as follows:

	Years ended
	December 31, 2018 $	December 31, 2017 $
Comprehensive loss	(80,204)	(34,742)
Expected income tax expense at Canadian statutory income tax rate of 26.51% (2017 - 26.51%)	(21,269)	(9,211)
Permanent differences	16,057	13,015
Share issuance costs	(8,051)	(4,502)
Stock-based compensation benefits	(3,132)	(4,722)
State tax losses	(659)	(4,875)
Other items	(88)	367
Foreign tax rate differential	1,726	711
Increase in valuation allowance	15,416	9,217
Provision for income tax (recovery) expense	—	—

Significant Components of Deferred Income Tax Assets and Liabilities
The significant components of the Company’s deferred income tax assets and liabilities as of December 31, 2018 and 2017 are as follows:

	December 31, 2018 $	December 31, 2017 $
Deferred tax assets
State tax loss carryforwards	7,493	6,839
Share issuance costs	8,011	6,662
Lease accruals and reserves	8,384	5,747
Tax loss carryforwards	12,047	4,283
Scientific Research & Experimental Development (SR&ED) expenditure carryforwards	2,539	3,486
Temporary differences on capital and intangible assets	2,366	3,236
Investment tax credits	3,294	3,046
Stock based compensation expense	6,427	237
Valuation allowance	(46,343)	(31,653)
Total deferred tax assets	4,218	1,883

Deferred tax liabilities
Capitalized software development costs	5,350	3,271
Total deferred tax liabilities	5,350	3,271

Net deferred tax liability	1,132	1,388

Schedule of Expiration Dates of Tax Credits and Non-Capital Loss Carry Forwards
As at December 31, 2018 and 2017, the Company had unused non-capital tax losses of approximately $169,967 and $96,495 respectively. $17,210 of the non-capital tax losses as at December 31, 2018 do not expire, while the $152,757 remaining non-capital tax losses are due to expire between 2032 and 2038. U.S. state losses of $116,026 are included in the balance at December 31, 2018. In addition, at December 31, 2018 and 2017, the Company has a SR&ED expenditure pool balance totaling $9,575 and $13,148, respectively, which does not expire, and investment tax credits of $4,179 and $3,762, respectively. The investment tax credits are due to expire between 2030 and 2038.